Schedule of Investments (unaudited)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Ampol Ltd.	34,848	$819,319
Aristocrat Leisure Ltd.	14,696	340,981
Australia & New Zealand Banking Group Ltd.	53,280	1,013,875
Brambles Ltd.	72,864	538,051
Coles Group Ltd.	144	1,893
Commonwealth Bank of Australia	27,936	2,030,487
Computershare Ltd.	33,696	594,063
CSL Ltd.	8,496	1,621,463
Endeavour Group Ltd./Australia	22,032	120,604
Fortescue Metals Group Ltd.	83,664	1,264,420
Goodman Group	28,800	479,344
GPT Group (The)	161,280	573,332
James Hardie Industries PLC	18,144	523,060
Lendlease Corp. Ltd.	21,744	186,267
Macquarie Group Ltd.	7,095	1,021,417
Mirvac Group	144	243
National Australia Bank Ltd.	63,792	1,456,287
Northern Star Resources Ltd.	33,408	229,640
QBE Insurance Group Ltd.	55,728	480,781
REA Group Ltd.	4,032	361,218
Rio Tinto PLC	144	10,174
Scentre Group	224,640	468,040
Sonic Healthcare Ltd.	8,928	230,576
Suncorp Group Ltd.	35,280	283,263
Tabcorp Holdings Ltd.	72,876	278,694
Telstra Corp. Ltd.	68,544	194,572
Transurban Group	90,432	908,083
Treasury Wine Estates Ltd.	48,960	387,356
Vicinity Centres	114,480	149,375
Wesfarmers Ltd.	25,200	871,997
Westpac Banking Corp.	69,408	1,161,889
Woolworths Group Ltd.	22,032	596,033
		19,196,797
Austria — 0.1%
Erste Group Bank AG	6,480	201,760
Raiffeisen Bank International AG	7,261	82,654
Verbund AG	8,784	938,915
		1,223,329
Belgium — 0.2%
Anheuser-Busch InBev SA/NV	19,440	1,118,569
Elia Group SA/NV	2,592	412,590
Groupe Bruxelles Lambert SA	4,187	395,087
Umicore SA	8,928	343,223
		2,269,469
Brazil — 0.5%
Ambev SA	167,616	492,275
B3 SA - Brasil, Bolsa, Balcao	151,200	406,752
Banco Bradesco SA	83,160	250,795
Banco do Brasil SA	28,800	193,517
Hapvida Participacoes e Investimentos SA(a)	31,916	56,615
Localiza Rent a Car SA	48,960	524,265
Lojas Renner SA	23,472	112,756
MercadoLibre Inc.(b)	864	841,216
Natura & Co. Holding SA	28,800	108,292
Vale SA	115,393	1,944,009
WEG SA	28,800	175,342
		5,105,834
Security	Shares	Value

Canada — 3.8%
Agnico Eagle Mines Ltd.	19,412	$1,129,981
Alimentation Couche-Tard Inc.	19,584	871,840
AltaGas Ltd.	68,256	1,561,018
Bank of Montreal	11,664	1,236,721
Bank of Nova Scotia (The)	21,456	1,358,694
BCE Inc.	15,408	819,185
Brookfield Asset Management Inc., Class A	33,840	1,687,983
Brookfield Renewable Corp., Class A	14,976	537,767
CAE Inc.(b)	13,536	321,897
Cameco Corp.	38,304	989,019
Canadian Imperial Bank of Commerce	6,192	684,535
Canadian National Railway Co.	12,672	1,490,278
Canadian Pacific Railway Ltd.	15,129	1,106,661
Canadian Tire Corp. Ltd., Class A, NVS	3,744	515,705
Canopy Growth Corp.(b)(c)	11,664	67,279
CCL Industries Inc., Class B, NVS	12,384	539,935
CGI Inc.(b)	2,736	218,173
Constellation Software Inc.	432	679,911
Enbridge Inc.	65,232	2,846,617
Fairfax Financial Holdings Ltd.	720	395,615
First Quantum Minerals Ltd.	20,736	594,486
Franco-Nevada Corp.	9,072	1,371,975
George Weston Ltd.	5,184	644,928
Great-West Lifeco Inc.	5,328	146,985
Hydro One Ltd.(a)	48,816	1,319,721
Intact Financial Corp.	3,888	543,924
Ivanhoe Mines Ltd., Class A(b)	78,624	630,387
Keyera Corp.	21,456	532,287
Loblaw Companies Ltd.	9,360	856,182
Lundin Mining Corp.	54,144	494,383
Magna International Inc.	5,760	347,129
Manulife Financial Corp.	31,536	616,654
Metro Inc.	6,480	356,169
National Bank of Canada	3,024	211,196
Open Text Corp.	13,536	542,114
Pan American Silver Corp.	7,488	185,648
Pembina Pipeline Corp.	47,376	1,792,665
Power Corp. of Canada	6,912	203,381
Restaurant Brands International Inc.	7,056	403,098
RioCan REIT	16,272	303,996
Rogers Communications Inc., Class B, NVS	11,088	604,008
Royal Bank of Canada	23,184	2,341,590
Shaw Communications Inc., Class B, NVS	16,560	493,197
Shopify Inc., Class A(b)	2,160	923,975
Sun Life Financial Inc.	9,936	494,306
TELUS Corp.	24,192	605,247
TFI International Inc.	3,456	278,008
Thomson Reuters Corp.	8,064	806,243
Toronto-Dominion Bank (The)	28,831	2,082,457
Wheaton Precious Metals Corp.	23,616	1,058,506
WSP Global Inc.	4,032	470,225
		41,313,884
Chile — 0.0%
Falabella SA	103,968	291,997

China — 3.6%
Agricultural Bank of China Ltd., Class H	1,584,000	594,098
Alibaba Group Holding Ltd.(b)	273,668	3,338,114
Alibaba Health Information Technology Ltd.(b)	42,000	23,664
ANTA Sports Products Ltd.	28,800	330,984

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Baidu Inc., ADR(b)(c)	5,040	$625,817
Bank of China Ltd., Class H	3,168,000	1,243,068
Bank of Communications Co. Ltd., Class A	921,600	701,904
Bank of Jiangsu Co. Ltd., Class A	273,600	299,661
Bank of Nanjing Co. Ltd., Class A	316,800	549,847
BeiGene Ltd., ADR(b)	1,296	207,360
Bilibili Inc., ADR(b)(c)	4,320	105,149
BYD Co. Ltd., Class H	7,000	203,712
CGN Power Co. Ltd., Class H(a)	2,016,000	566,503
China CITIC Bank Corp. Ltd., Class H	864,000	439,127
China Construction Bank Corp., Class H	2,448,000	1,743,953
China Everbright Bank Co. Ltd., Class A	259,200	123,932
China Life Insurance Co. Ltd., Class H	288,000	418,513
China Mengniu Dairy Co. Ltd.	18,000	97,146
China Merchants Bank Co. Ltd., Class A	43,200	258,150
China Merchants Bank Co. Ltd., Class H	72,000	433,962
China Merchants Port Holdings Co. Ltd.	288,000	502,789
China Minsheng Banking Corp. Ltd., Class A	648,060	359,988
China Molybdenum Co. Ltd., Class H	864,000	429,666
China National Nuclear Power Co. Ltd., Class A	489,698	520,422
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	43,200	203,395
China Oilfield Services Ltd., Class H	864,000	884,528
China Overseas Land & Investment Ltd.	144,000	444,856
China Resources Beer Holdings Co. Ltd.	14,000	82,234
China Resources Gas Group Ltd.	26,000	97,692
China Resources Land Ltd.	22,000	98,257
China Suntien Green Energy Corp. Ltd., Class H	576,000	325,163
China Tower Corp. Ltd., Class H(a)	2,880,000	336,122
China Vanke Co. Ltd., Class H	43,900	103,516
China Yangtze Power Co. Ltd., Class A	187,200	637,938
Contemporary Amperex Technology Co. Ltd., Class A	2,100	127,277
Country Garden Holdings Co. Ltd.	144,000	99,601
Country Garden Services Holdings Co. Ltd.	15,000	63,222
Daqo New Energy Corp., ADR(b)	4,608	191,555
ENN Energy Holdings Ltd.	43,200	578,667
Foshan Haitian Flavouring & Food Co. Ltd., Class A	21,485	261,947
Geely Automobile Holdings Ltd.	144,000	222,651
GEM Co. Ltd., Class A	172,800	173,669
Great Wall Motor Co. Ltd., Class H	72,000	100,831
Industrial & Commercial Bank of China Ltd., Class H	1,584,000	954,845
Industrial Bank Co. Ltd., Class A	158,498	484,621
Innovent Biologics Inc.(a)(b)	14,000	43,420
JD.com Inc., Class A(b)	38,944	1,214,217
Jiangsu Expressway Co. Ltd., Class H	288,000	284,537
Kweichow Moutai Co. Ltd., Class A	800	219,597
Lenovo Group Ltd.	288,000	279,649
Li Auto Inc., ADR(b)	11,088	248,704
Li Ning Co. Ltd.	72,000	561,180
Meituan, Class B(a)(b)	76,200	1,632,691
Muyuan Foods Co. Ltd., Class A	30,836	239,895
NetEase Inc.	43,300	829,423
NIO Inc., ADR(b)	26,784	447,293
Nongfu Spring Co. Ltd., Class H(a)	57,600	304,815
People’s Insurance Co. Group of China Ltd. (The), Class H	576,000	183,487
PICC Property & Casualty Co. Ltd., Class H	288,000	294,572
Pinduoduo Inc., ADR(b)	8,784	378,503
Ping An Insurance Group Co. of China Ltd., Class H	144,000	910,183
SF Holding Co. Ltd., Class A	28,800	220,839
Security	Shares	Value

China (continued)
Shenzhen International Holdings Ltd.	432,000	$462,667
Shenzhou International Group Holdings Ltd.	28,800	390,786
Sichuan Chuantou Energy Co. Ltd., Class A	216,000	357,092
Sunac China Holdings Ltd.(d)	144,000	79,157
Sunny Optical Technology Group Co. Ltd.	14,400	209,864
Tencent Holdings Ltd.	100,800	4,750,188
Trip.com Group Ltd., ADR(b)	11,520	272,448
Wuliangye Yibin Co. Ltd., Class A	14,400	348,894
WuXi AppTec Co. Ltd., Class H(a)	16,400	223,069
Wuxi Biologics Cayman Inc., New(a)(b)	26,000	191,901
Xiaomi Corp., Class B(a)(b)	316,800	482,277
XPeng Inc., ADR(b)(c)	8,784	216,174
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	57,600	266,696
Yintai Gold Co. Ltd., Class A	259,200	362,333
Zhejiang Expressway Co. Ltd., Class H	288,000	238,195
Zhejiang Huayou Cobalt Co. Ltd., Class A	8,800	107,753
Zijin Mining Group Co. Ltd., Class H	288,000	419,359
ZTO Express Cayman Inc., ADR	8,640	237,686
		38,499,660
Colombia — 0.1%
Grupo de Inversiones Suramericana SA	87,934	890,893
Interconexion Electrica SA ESP.	68,832	378,419
		1,269,312
Czech Republic — 0.0%
Komercni Banka AS	11,088	364,129

Denmark — 0.6%
Carlsberg A/S, Class B	1,500	190,550
Chr Hansen Holding A/S	5,184	403,884
Genmab A/S(b)	1,152	405,091
Novo Nordisk A/S, Class B	30,960	3,536,444
Novozymes A/S, Class B	6,480	451,717
Orsted AS(a)	7,200	796,539
Pandora A/S	2,304	202,306
Vestas Wind Systems A/S	22,320	569,182
		6,555,713
Finland — 0.3%
Kesko Oyj, Class B	14,544	366,166
Kone Oyj, Class B	3,168	152,310
Neste Oyj	26,352	1,130,733
Nokia Oyj(b)	91,440	463,607
Nordea Bank Abp	39,312	391,944
Sampo Oyj, Class A	14,256	692,235
Wartsila OYJ Abp	23,616	189,633
		3,386,628
France — 2.4%
Aeroports de Paris(b)	2,592	366,638
Airbus SE	11,520	1,261,116
Alstom SA	7,200	158,259
AXA SA	51,120	1,352,381
BNP Paribas SA	18,720	970,658
Bureau Veritas SA	9,504	273,019
Capgemini SE	3,024	615,623
CNP Assurances	11,664	256,310
Danone SA	10,656	644,382
Dassault Aviation SA	1,440	241,639
Dassault Systemes SE	7,200	318,415
Edenred	3,921	196,921
Eiffage SA	2,592	255,957

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
EssilorLuxottica SA	5,904	$1,005,143
Eurofins Scientific SE	2,592	240,895
Gecina SA	1,217	137,093
Getlink SE	14,544	266,142
Hermes International	432	532,681
Kering SA	1,440	766,184
Klepierre SA	12,528	299,866
Legrand SA	5,184	459,376
L’Oreal SA	5,616	2,043,156
LVMH Moet Hennessy Louis Vuitton SE	5,184	3,354,748
Orange SA	18,432	219,440
Pernod Ricard SA	4,608	951,018
Publicis Groupe SA	5,760	345,811
Renault SA(b)	8,352	204,069
Safran SA	6,480	695,942
Sanofi	21,600	2,283,009
Sartorius Stedim Biotech	720	235,605
Schneider Electric SE	11,520	1,652,764
Societe Generale SA	17,545	421,677
Sodexo SA	3,312	249,147
Teleperformance	864	310,099
Thales SA	2,736	350,276
Unibail-Rodamco-Westfield(b)(c)	4,896	345,535
Vinci SA	14,256	1,383,315
Vivendi SE	23,472	269,589
Worldline SA/France(a)(b)	7,200	283,278
		26,217,176
Germany — 1.6%
adidas AG	3,456	696,934
Allianz SE, Registered	9,504	2,144,426
Aroundtown SA	25,488	128,167
Bayer AG, Registered	19,584	1,290,018
Bayerische Motoren Werke AG	9,360	764,392
Beiersdorf AG	2,034	204,296
Brenntag SE	2,880	222,231
Daimler Truck Holding AG(b)	9,504	255,607
Delivery Hero SE(a)(b)	3,456	121,489
Deutsche Bank AG, Registered(b)	41,472	414,692
Deutsche Boerse AG	3,168	551,531
Deutsche Post AG, Registered	13,392	572,139
Deutsche Telekom AG, Registered	63,360	1,167,164
Fresenius SE & Co. KGaA	10,656	376,668
GEA Group AG	4,896	190,584
HelloFresh SE(b)	4,752	200,317
Infineon Technologies AG	27,504	780,652
Mercedes-Benz Group AG	19,008	1,326,781
Merck KGaA	2,736	507,603
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,736	651,553
Puma SE	144	10,595
SAP SE	19,872	2,013,947
Siemens AG, Registered	15,840	1,947,607
Siemens Healthineers AG(a)	4,608	246,390
Symrise AG	1,872	222,757
Vonovia SE(c)	9,959	396,776
Zalando SE(a)(b)	4,752	186,973
		17,592,289
Greece — 0.0%
OPAP SA	5,625	83,376
Security	Shares	Value

Hong Kong — 0.6%
AIA Group Ltd.	230,400	$2,263,394
CK Asset Holdings Ltd.	72,000	488,098
Galaxy Entertainment Group Ltd.	46,000	262,484
Hong Kong Exchanges & Clearing Ltd.	20,900	886,557
Hongkong Land Holdings Ltd.(c)	57,600	268,702
Link REIT	57,600	497,536
Power Assets Holdings Ltd.	97,500	656,668
Sands China Ltd.(b)	57,600	126,960
Sun Hung Kai Properties Ltd.	33,500	385,822
Techtronic Industries Co. Ltd.	26,500	353,724
		6,189,945
India — 1.4%
Adani Enterprises Ltd.	12,528	379,266
Adani Green Energy Ltd.(b)	13,824	517,316
Adani Ports & Special Economic Zone Ltd.	23,040	255,958
Adani Total Gas Ltd.	10,944	350,894
Asian Paints Ltd.	14,400	606,991
Avenue Supermarts Ltd.(a)(b)	6,048	309,810
Axis Bank Ltd.(b)	44,660	420,989
Bajaj Finance Ltd.	3,888	335,153
Bandhan Bank Ltd.(a)	155	672
Bharti Airtel Ltd.(b)	58,896	565,244
DLF Ltd.	58,896	283,766
Godrej Consumer Products Ltd.(b)	10,800	109,522
HCL Technologies Ltd.	26,496	371,117
Hero MotoCorp Ltd.	2,880	93,555
Hindustan Unilever Ltd.	19,584	568,987
Housing Development Finance Corp. Ltd.	22,896	660,594
ICICI Bank Ltd.	55,132	529,987
ICICI Bank Ltd., ADR, NVS	26,334	501,399
Infosys Ltd.	70,992	1,438,808
ITC Ltd.	169,920	572,701
Kotak Mahindra Bank Ltd.	14,832	343,956
Larsen & Toubro Ltd.	15,264	335,465
Mahindra & Mahindra Ltd., GDR	5,184	60,777
Maruti Suzuki India Ltd.	2,016	201,915
Nestle India Ltd.	2,448	583,665
Petronet LNG Ltd.	231,840	614,528
PI Industries Ltd.	13,104	484,819
Reliance Industries Ltd.	31,104	1,126,973
SBI Life Insurance Co. Ltd.(a)	10,800	155,117
Sun Pharmaceutical Industries Ltd.	22,320	269,804
Tata Consultancy Services Ltd.	18,453	850,468
Tata Motors Ltd.(b)	54,720	309,657
Tech Mahindra Ltd.	19,008	310,441
Titan Co. Ltd.	10,944	349,207
Wipro Ltd.	12,960	85,152
Wipro Ltd., ADR	29,956	192,917
		15,147,590
Indonesia — 0.3%
Astra International Tbk PT	1,094,400	571,432
Bank Central Asia Tbk PT	1,000,200	560,984
Bank Mandiri Persero Tbk PT	475,200	291,789
Bank Rakyat Indonesia Persero Tbk PT	1,163,937	387,809
Charoen Pokphand Indonesia Tbk PT	316,800	112,542
Gudang Garam Tbk PT	72,000	152,349
Merdeka Copper Gold Tbk PT(b)	1,909,935	696,033
Telkom Indonesia Persero Tbk PT	2,318,400	738,843
		3,511,781

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland — 0.4%
Flutter Entertainment PLC, Class DI(b)	3,759	$377,740
Horizon Therapeutics PLC(b)	3,744	369,009
Kerry Group PLC, Class A	3,312	366,870
Kingspan Group PLC	3,888	361,922
Linde PLC	4,464	1,392,589
Seagate Technology Holdings PLC	3,600	295,344
STERIS PLC	1,296	290,369
Trane Technologies PLC	5,472	765,478
		4,219,321
Israel — 0.4%
Azrieli Group Ltd.	3,600	309,234
Bank Hapoalim BM	68,068	631,073
Bank Leumi Le-Israel BM	63,756	669,103
Check Point Software Technologies Ltd.(b)	3,312	418,272
Elbit Systems Ltd.	2,880	625,155
Inmode Ltd.(b)	4,896	122,939
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	71,568	422,712
Kornit Digital Ltd.(b)(c)	3,168	210,672
Mizrahi Tefahot Bank Ltd.	9,648	356,876
Nice Ltd.(b)	2,016	419,185
Teva Pharmaceutical Industries Ltd., ADR(b)(c)	26,496	230,780
		4,416,002
Italy — 0.7%
Assicurazioni Generali SpA	28,800	545,273
Atlantia SpA(b)	17,568	419,094
Ferrari NV	2,448	515,438
Intesa Sanpaolo SpA	440,496	897,606
Mediobanca Banca di Credito Finanziario SpA	23,760	238,143
Moncler SpA	5,904	307,561
Poste Italiane SpA(a)	43,488	426,145
Snam SpA	136,944	751,083
Tenaris SA	135,792	2,075,198
Terna - Rete Elettrica Nazionale	112,320	916,091
UniCredit SpA	34,848	322,521
		7,414,153
Japan — 5.5%
Advantest Corp.	14,400	982,772
Asahi Group Holdings Ltd.	14,400	542,776
Astellas Pharma Inc.	43,800	666,886
Canon Inc.	28,800	662,663
Central Japan Railway Co.	1,900	239,182
Chugai Pharmaceutical Co. Ltd.	14,400	431,498
Concordia Financial Group Ltd.	158,400	576,434
Dai-ichi Life Holdings Inc.	28,800	576,692
Daiichi Sankyo Co. Ltd.	43,200	1,087,728
Daikin Industries Ltd.	3,800	580,707
Daiwa House Industry Co. Ltd.	14,400	346,179
Daiwa Securities Group Inc.	100,800	494,034
Denso Corp.	3,800	231,592
Dentsu Group Inc.	14,400	519,000
FANUC Corp.	2,200	337,102
Fast Retailing Co. Ltd.	500	230,203
FUJIFILM Holdings Corp.	14,400	791,586
Hitachi Ltd.	14,400	682,941
Honda Motor Co. Ltd.	14,400	378,771
Hoya Corp.	14,400	1,429,086
Hulic Co. Ltd.	43,200	364,755
Iida Group Holdings Co. Ltd.	14,400	229,027
Security	Shares	Value

Japan (continued)
Isuzu Motors Ltd.	28,800	$335,974
ITOCHU Corp.	23,000	694,162
Japan Post Holdings Co. Ltd.	86,400	605,824
Japan Post Insurance Co. Ltd.	14,400	232,845
Japan Tobacco Inc.	48,300	821,669
Kajima Corp.	28,800	320,961
Kao Corp.	14,400	577,130
KDDI Corp.	43,200	1,430,555
Keisei Electric Railway Co. Ltd.	14,400	353,080
Keyence Corp.	2,900	1,165,812
Komatsu Ltd.	28,800	648,186
Kubota Corp.	14,400	244,637
Kyocera Corp.	3,100	162,771
Lawson Inc.	14,400	529,635
M3 Inc.	14,400	459,849
Marubeni Corp.	100,800	1,100,294
Medipal Holdings Corp.	28,800	474,290
MISUMI Group Inc.	14,400	361,070
Mitsubishi Electric Corp.	28,800	301,659
Mitsubishi Estate Co. Ltd.	43,200	629,276
Mitsubishi HC Capital Inc.	43,200	194,377
Mitsubishi UFJ Financial Group Inc.	288,000	1,674,251
Mitsui & Co. Ltd.	115,200	2,789,659
Mitsui Fudosan Co. Ltd.	14,400	305,190
Mizuho Financial Group Inc.	57,600	699,420
MS&AD Insurance Group Holdings Inc.	14,400	428,649
Murata Manufacturing Co. Ltd.	14,400	858,348
NEC Corp.	15,400	597,456
Nexon Co. Ltd.	14,400	327,904
Nidec Corp.	14,400	930,946
Nintendo Co. Ltd.	1,200	547,669
Nippon Paint Holdings Co. Ltd.	43,200	342,201
Nippon Telegraph & Telephone Corp.	28,800	848,717
Nomura Holdings Inc.	86,400	332,679
NTT Data Corp.	14,400	265,506
Obayashi Corp.	72,000	495,154
Olympus Corp.	28,800	506,912
Omron Corp.	2,100	123,804
Oriental Land Co. Ltd./Japan	2,200	332,794
ORIX Corp.	14,400	262,641
Panasonic Holdings Corp.	43,200	385,050
Rakuten Group Inc.	28,800	202,461
Recruit Holdings Co. Ltd.	28,800	1,044,910
Renesas Electronics Corp.(b)	28,800	307,525
Resona Holdings Inc.	115,200	500,939
Ricoh Co. Ltd.	33,500	244,614
SBI Holdings Inc/Japan	14,400	322,086
Secom Co. Ltd.	14,400	1,013,104
Sekisui House Ltd.	14,400	250,098
Seven & i Holdings Co. Ltd.	14,400	636,723
Shimizu Corp.	57,600	302,033
Shin-Etsu Chemical Co. Ltd.	6,700	920,811
Shiseido Co. Ltd.	14,400	680,709
Shizuoka Bank Ltd/The	28,800	186,338
SMC Corp.	600	290,532
SoftBank Corp.	14,400	167,585
SoftBank Group Corp.	28,800	1,184,551
Sony Group Corp.	28,800	2,485,469
Subaru Corp.	17,400	264,040
Sumitomo Corp.	28,800	455,721

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Financial Group Inc.	28,800	$870,161
Sumitomo Mitsui Trust Holdings Inc.	28,800	893,880
Sumitomo Realty & Development Co. Ltd.	14,400	382,010
T&D Holdings Inc.	28,800	370,093
Takeda Pharmaceutical Co. Ltd.	43,275	1,255,690
Terumo Corp.	14,400	428,618
Tokio Marine Holdings Inc.	14,400	778,589
Tokyo Electron Ltd.	1,900	801,698
Toshiba Corp.	14,400	598,008
Toyota Motor Corp.	187,200	3,207,430
Toyota Tsusho Corp.	14,400	517,352
Unicharm Corp.	14,400	501,005
Yaskawa Electric Corp.	14,400	488,958
Yokogawa Electric Corp.	14,400	229,572
Z Holdings Corp.	43,200	169,596
		60,033,529
Kuwait — 0.2%
Agility Public Warehousing Co. KSC	93,744	380,345
Kuwait Finance House KSCP	95,219	305,651
Mobile Telecommunications Co. KSCP	306,144	680,717
National Bank of Kuwait SAKP	196,862	674,712
		2,041,425
Malaysia — 0.2%
Dialog Group Bhd.	1,180,800	675,237
Malayan Banking Bhd	100,800	209,646
Petronas Dagangan Bhd	115,200	575,272
Public Bank Bhd	207,300	222,816
		1,682,971
Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	374,401	364,374
Coca-Cola Femsa SAB de CV	28,800	157,037
Fomento Economico Mexicano SAB de CV	43,200	324,828
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,400	221,598
Grupo Financiero Banorte SAB de CV, Class O.	57,801	381,564
Grupo Mexico SAB de CV, Series B	72,000	337,022
Promotora y Operadora de Infraestructura SAB de CV	11,545	84,161
Wal-Mart de Mexico SAB de CV	115,200	407,362
		2,277,946
Netherlands — 1.1%
Adyen NV(a)(b)	288	483,060
Aegon NV	82,368	427,052
Akzo Nobel NV	4,752	412,219
ASM International NV	864	259,625
ASML Holding NV	7,488	4,249,728
CNH Industrial NV	26,784	379,430
Davide Campari-Milano NV	44,928	506,931
Heineken NV	3,456	337,344
ING Groep NV	59,904	567,543
Just Eat Takeaway.com NV(a)(b)	5,760	156,456
Koninklijke DSM NV	3,168	532,571
Koninklijke Philips NV	16,289	425,650
NN Group NV	6,192	303,294
NXP Semiconductors NV	5,472	935,165
Prosus NV	17,136	826,446
Randstad NV	6,912	365,501
Stellantis NV	37,584	504,590
Wolters Kluwer NV	4,608	465,328
		12,137,933
Security	Shares	Value

New Zealand — 0.1%
Meridian Energy Ltd.	144,576	$438,797
Xero Ltd.(b)	5,472	360,835
		799,632
Norway — 0.4%
Adevinta ASA(b)	15,552	120,146
DNB Bank ASA	47,808	926,390
Gjensidige Forsikring ASA	38,448	821,995
Mowi ASA	29,260	826,508
Orkla ASA	77,616	629,826
Schibsted ASA, Class A	7,632	159,042
Telenor ASA	83,520	1,177,922
		4,661,829
Peru — 0.1%
Southern Copper Corp.	13,824	860,820

Philippines — 0.1%
Ayala Land Inc.	302,400	184,575
BDO Unibank Inc.	69,140	170,850
International Container Terminal Services Inc.	67,810	278,427
SM Prime Holdings Inc.	331,200	220,762
		854,614
Poland — 0.1%
Bank Polska Kasa Opieki SA	10,368	227,840
Powszechna Kasa Oszczednosci Bank Polski SA(b)	42,912	316,714
Powszechny Zaklad Ubezpieczen SA	49,392	341,483
		886,037
Portugal — 0.0%
Jeronimo Martins SGPS SA	21,168	440,647

Qatar — 0.2%
Barwa Real Estate Co.	508,320	470,693
Industries Qatar QSC	87,696	450,624
Mesaieed Petrochemical Holding Co.	936,288	659,850
Qatar National Bank QPSC	17,712	112,669
		1,693,836
Russia — 0.0%
Alrosa PJSC(d)	184,910	26
Magnit PJSC, GDR(d)(e)	20,636	206
Mobile TeleSystems PJSC(d)	36,652	367
Moscow Exchange MICEX-RTS PJSC(d)	152,460	21
Ozon Holdings PLC, ADR(b)(d)	5,270	1
Polymetal International PLC(d)	12,434	2
Polyus PJSC(d)	1,430	—
Sberbank of Russia PJSC(d)	292,860	41
TCS Group Holding PLC, GDR(d)(e)	4,185	1
United Co. RUSAL International PJSC(b)(d)	509,950	72
VK Co. Ltd.(b)(d)	22,940	3
VTB Bank PJSC(d)	22,490,000	3
Yandex NV(b)(d)	9,920	1
		744
Saudi Arabia — 0.7%
Abdullah Al Othaim Markets Co.	4,752	141,643
Al Rajhi Bank	24,768	1,160,285
Arab National Bank	69,264	647,887
Bank Al-Jazira	10,800	90,272
Banque Saudi Fransi	21,600	310,353
Dar Al Arkan Real Estate Development Co.(b)	122,112	349,558
Emaar Economic City(b)	95,184	276,012
Etihad Etisalat Co.	4,752	54,795

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Riyad Bank	39,888	$432,270
SABIC Agri-Nutrients Co.	19,152	825,041
Saudi British Bank (The)	32,400	384,659
Saudi National Bank (The)	69,552	1,457,797
Saudi Telecom Co.	28,800	885,616
Yanbu National Petrochemical Co.	18,864	304,899
		7,321,087
Singapore — 0.4%
Ascendas REIT	78,402	161,311
City Developments Ltd.	86,400	529,728
DBS Group Holdings Ltd.	28,800	698,706
Genting Singapore Ltd.	792,000	459,828
Oversea-Chinese Banking Corp. Ltd.(c)	47,100	418,181
Sea Ltd., ADR(b)	3,024	250,266
Singapore Exchange Ltd.	12,600	88,658
Singapore Telecommunications Ltd.	353,200	704,914
STMicroelectronics NV	14,112	521,398
United Overseas Bank Ltd.	5,100	109,172
UOL Group Ltd.	100,800	529,657
		4,471,819
South Africa — 0.3%
FirstRand Ltd.	157,968	680,318
Growthpoint Properties Ltd.	420,186	375,686
MTN Group Ltd.	35,280	374,180
Naspers Ltd., Class N	4,608	464,744
Nedbank Group Ltd.	23,678	330,648
Northam Platinum Holdings Ltd.(b)	30,816	368,719
Old Mutual Ltd.	311,747	250,099
Sanlam Ltd.	56,034	232,123
Standard Bank Group Ltd.	43,344	459,338
		3,535,855
South Korea — 1.4%
Amorepacific Corp.	1,584	225,412
Celltrion Inc.	1,976	273,429
Coway Co. Ltd.	2,160	120,982
GS Engineering & Construction Corp.	7,344	241,836
Hana Financial Group Inc.	6,936	257,511
HLB Inc.(b)	3,168	77,108
Hotel Shilla Co. Ltd.	1,872	119,128
Hyundai Heavy Industries Holdings Co. Ltd.	9,360	429,817
Hyundai Mobis Co. Ltd.	1,728	281,123
Hyundai Motor Co.	3,024	438,745
Kakao Corp.	7,344	513,004
KB Financial Group Inc.	7,357	342,278
Kia Corp.	5,616	368,355
Korea Aerospace Industries Ltd.	4,809	165,812
KT&G Corp.	7,200	472,816
LG Chem Ltd.	649	265,808
LG Electronics Inc.	3,600	326,041
LG Household & Health Care Ltd.	288	206,260
NAVER Corp.	2,345	522,370
NCSoft Corp.	578	191,414
Samsung Biologics Co. Ltd.(a)(b)	925	610,120
Samsung C&T Corp.	2,736	247,538
Samsung Electronics Co. Ltd.	91,157	4,858,080
Samsung Engineering Co. Ltd.(b)	17,856	364,316
Samsung Fire & Marine Insurance Co. Ltd.	1,152	190,953
Samsung Life Insurance Co. Ltd.	10,656	547,799
Samsung SDI Co. Ltd.	1,008	480,165
Security	Shares	Value

South Korea (continued)
Samsung SDS Co. Ltd.	1,584	$184,593
Shinhan Financial Group Co. Ltd.	9,076	301,547
SK Hynix Inc.	10,800	946,383
SK IE Technology Co. Ltd.(a)(b)	2,592	255,321
SK Inc.	3,888	816,255
		15,642,319
Spain — 0.6%
Aena SME SA(a)(b)	3,600	510,874
Amadeus IT Group SA(b)	12,096	757,971
Banco Bilbao Vizcaya Argentaria SA	130,320	683,822
Banco Santander SA	321,552	939,687
CaixaBank SA	182,736	589,853
Cellnex Telecom SA(a)	9,504	442,984
Enagas SA	7,009	151,553
Ferrovial SA	16,483	422,696
Industria de Diseno Textil SA	29,952	628,011
Red Electrica Corp. SA	9,559	192,463
Siemens Gamesa Renewable Energy SA(b)	8,784	139,916
Telefonica SA	134,800	655,754
		6,115,584
Sweden — 0.8%
Alfa Laval AB	14,256	396,834
Assa Abloy AB, Class B	23,616	596,827
Atlas Copco AB, Class A	7,491	339,618
Atlas Copco AB, Class B	12,416	491,397
Boliden AB	19,872	861,673
Epiroc AB, Class A	13,104	265,658
EQT AB	5,760	163,018
Evolution AB(a)	3,456	354,580
H & M Hennes & Mauritz AB, Class B	25,920	326,309
Hexagon AB, Class B	27,648	356,740
Industrivarden AB, Class A	234	5,996
Industrivarden AB, Class C	12,096	304,571
Investor AB, Class B	57,456	1,105,620
Nibe Industrier AB, Class B	40,176	393,902
Sandvik AB	25,816	488,653
Skanska AB, Class B	12,528	239,312
Svenska Cellulosa AB SCA, Class B	16,272	314,909
Swedish Match AB	144	1,147
Tele2 AB, Class B	29,952	396,992
Telefonaktiebolaget LM Ericsson, Class B	50,256	400,903
Telia Co. AB	69,552	288,684
Volvo AB, Class B	39,024	622,567
		8,715,910
Switzerland — 2.6%
ABB Ltd., Registered	32,544	976,383
Adecco Group AG, Registered	2,880	111,139
Alcon Inc.	8,064	575,776
Cie. Financiere Richemont SA, Class A, Registered	10,080	1,171,202
Coca-Cola HBC AG, Class DI	9,504	192,683
Credit Suisse Group AG, Registered	54,490	369,841
Geberit AG, Registered	576	328,478
Givaudan SA, Registered	193	767,083
Julius Baer Group Ltd.	10,368	495,464
Kuehne + Nagel International AG, Registered	1,296	362,551
Logitech International SA, Registered	4,176	271,768
Lonza Group AG, Registered	864	509,444
Nestle SA, Registered	49,968	6,450,573
Novartis AG, Registered	37,728	3,333,995

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Partners Group Holding AG	432	$457,703
Roche Holding AG, NVS	12,816	4,752,349
SGS SA, Registered	288	740,022
Siemens Energy AG(b)	12,547	241,684
Sika AG, Registered	4,464	1,363,564
Sonova Holding AG, Registered	867	312,663
Straumann Holding AG	1,440	169,764
Swatch Group AG (The), Registered	1,872	92,353
Swiss Life Holding AG, Registered	576	336,796
Swiss Re AG	4,464	366,078
TE Connectivity Ltd.	8,352	1,042,162
UBS Group AG, Registered	62,222	1,056,320
VAT Group AG(a)	1,296	400,868
Vifor Pharma AG	1,440	254,692
Zurich Insurance Group AG	1,296	590,029
		28,093,427
Taiwan — 1.8%
Acer Inc.	288,000	267,194
Catcher Technology Co. Ltd.	144,000	704,634
Cathay Financial Holding Co. Ltd.	440,253	925,659
China Development Financial Holding Corp.	918,542	553,920
CTBC Financial Holding Co. Ltd.	720,400	708,599
Delta Electronics Inc.	35,000	292,166
E.Sun Financial Holding Co Ltd.	720,437	822,827
Fubon Financial Holding Co. Ltd.	288,380	724,098
Hon Hai Precision Industry Co. Ltd.	181,720	622,587
Hotai Motor Co. Ltd.	21,000	409,521
MediaTek Inc.	25,000	689,199
Mega Financial Holding Co. Ltd.	144,000	202,436
Shin Kong Financial Holding Co. Ltd.	1,008,675	333,531
SinoPac Financial Holdings Co. Ltd.	1,008,200	620,873
Taishin Financial Holding Co. Ltd.	786,846	514,685
Taiwan Cooperative Financial Holding Co. Ltd.	576,754	554,621
Taiwan Semiconductor Manufacturing Co. Ltd.	453,000	8,191,438
Uni-President Enterprises Corp.	288,000	666,322
United Microelectronics Corp.	288,000	457,514
WPG Holdings Ltd.	144,000	264,173
Yuanta Financial Holding Co. Ltd.	576,600	507,519
		19,033,516
Thailand — 0.2%
Airports of Thailand PCL, NVDR(b)	374,400	723,516
Bangkok Expressway & Metro PCL, NVDR	2,723,800	652,519
Krung Thai Bank PCL, NVDR.	892,800	393,600
SCB X PCL, NVS	151,000	507,007
		2,276,642
Turkey — 0.0%
Akbank TAS	205,687	123,565
Turkiye Is Bankasi AS, Class C	84,575	59,979
		183,544
United Arab Emirates — 0.2%
Emaar Properties PJSC	241,344	416,283
Emirates Telecommunications Group Co. PJSC	78,624	752,020
First Abu Dhabi Bank PJSC	95,636	584,275
		1,752,578
United Kingdom — 3.7%
3i Group PLC	37,728	617,428
abrdn plc	63,072	148,101
Amcor PLC	47,088	558,464
Antofagasta PLC	36,864	705,721
Security	Shares	Value

United Kingdom (continued)
Ashtead Group PLC	10,368	$536,101
AstraZeneca PLC	27,360	3,650,953
Aviva PLC	152,640	818,933
BAE Systems PLC	36,288	335,180
Barclays PLC	320,544	589,205
Barratt Developments PLC	33,408	204,392
Berkeley Group Holdings PLC	4,243	215,190
British American Tobacco PLC	53,856	2,257,231
British Land Co PLC/The	45,504	293,110
BT Group PLC	162,144	359,568
Bunzl PLC	8,496	327,781
Burberry Group PLC	11,088	218,827
Clarivate PLC(b)(c)	14,832	232,566
Coca-Cola Europacific Partners PLC	7,776	388,411
Compass Group PLC	40,176	847,787
Croda International PLC	5,800	563,334
DCC PLC	3,168	240,036
Diageo PLC	46,512	2,320,430
Entain PLC(b)	14,544	273,286
Experian PLC	19,194	662,852
Ferguson PLC	5,616	704,523
GlaxoSmithKline PLC	98,352	2,217,108
Halma PLC	15,408	472,957
HSBC Holdings PLC	351,936	2,199,293
Imperial Brands PLC	29,952	623,467
Informa PLC(b)	34,848	247,208
Intertek Group PLC	3,744	233,307
JD Sports Fashion PLC	54,000	88,974
Johnson Matthey PLC	9,216	253,516
Land Securities Group PLC	29,376	275,505
Legal & General Group PLC	158,256	493,299
Lloyds Banking Group PLC	1,420,128	806,580
London Stock Exchange Group PLC	6,512	642,030
M&G PLC	109,008	289,410
National Grid PLC	66,816	992,683
NatWest Group PLC	86,400	231,793
Next PLC	4,608	345,142
Ocado Group PLC(b)	9,216	105,400
Pearson PLC	23,328	226,510
Persimmon PLC	7,954	207,156
Prudential PLC	56,817	707,284
Reckitt Benckiser Group PLC	15,120	1,179,142
RELX PLC	38,448	1,145,384
Rentokil Initial PLC	32,400	222,532
Rolls-Royce Holdings PLC(b)	191,952	196,782
Royalty Pharma PLC, Class A	8,784	374,023
Sage Group PLC/The	10,800	99,107
Segro PLC	18,864	315,823
Severn Trent PLC	17,568	690,449
Smith & Nephew PLC	20,304	329,099
Smiths Group PLC	15,552	284,591
St. James’s Place PLC	8,784	141,155
Taylor Wimpey PLC	196,416	308,914
Tesco PLC	76,230	258,978
Unilever PLC	50,181	2,332,921
United Utilities Group PLC	44,064	633,218
Vodafone Group PLC	613,728	929,159
Whitbread PLC(b)	8,393	292,973
WPP PLC	31,392	391,297
		39,853,579

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 59.4%
10X Genomics Inc., Class A(b)	2,880	$137,549
3M Co.	8,640	1,246,061
A O Smith Corp.	4,176	244,004
Abbott Laboratories	32,112	3,644,712
AbbVie Inc.	33,984	4,991,570
ABIOMED Inc.(b)	1,152	330,140
Accenture PLC, Class A	11,808	3,546,651
Activision Blizzard Inc.	14,112	1,066,867
Adobe Inc.(b)	8,064	3,192,941
Advanced Micro Devices Inc.(b)	31,271	2,674,296
Affirm Holdings Inc.(b)	2,016	57,859
Aflac Inc.	17,424	998,047
Agilent Technologies Inc.	5,904	704,170
AGNC Investment Corp.	30,096	330,454
Airbnb Inc., Class A(b)	5,760	882,490
Akamai Technologies Inc.(b)	2,736	307,198
Albemarle Corp.	3,888	749,723
Alexandria Real Estate Equities Inc.	1,584	288,541
Align Technology Inc.(b)	1,584	459,217
Allegion PLC	2,448	279,660
Allstate Corp. (The)	7,344	929,310
Alnylam Pharmaceuticals Inc.(b)	2,160	288,209
Alphabet Inc., Class A(b)	5,472	12,488,144
Alphabet Inc., Class C, NVS(b)	4,896	11,257,520
Altria Group Inc.	45,792	2,544,661
Amazon.com Inc.(b)	8,208	20,402,051
AMC Entertainment Holdings Inc., Class A(b)(c)	9,792	149,818
AMERCO	432	231,327
American Express Co.	12,384	2,163,609
American International Group Inc.	20,016	1,171,136
American Tower Corp.	7,920	1,908,878
American Water Works Co. Inc.	11,376	1,752,814
Ameriprise Financial Inc.	2,160	573,458
AmerisourceBergen Corp.	2,160	326,786
AMETEK Inc.	4,320	545,443
Amgen Inc.	10,800	2,518,452
Amphenol Corp., Class A	11,808	844,272
Analog Devices Inc.	9,792	1,511,689
Annaly Capital Management Inc.	43,488	279,193
ANSYS Inc.(b)	1,008	277,896
Anthem Inc.	4,320	2,168,338
Aon PLC, Class A	4,320	1,244,117
Apollo Global Management Inc.	5,960	296,570
Apple Inc.	295,776	46,629,086
Applied Materials Inc.	18,144	2,002,190
Aptiv PLC(b)	5,472	582,221
Arista Networks Inc.(b)	3,456	399,410
Arrow Electronics Inc.(b)(c)	3,600	424,296
Arthur J Gallagher & Co.	2,304	388,201
AT&T Inc.	136,512	2,574,616
Atmos Energy Corp.	9,504	1,077,754
Autodesk Inc.(b)	4,032	763,177
Automatic Data Processing Inc.	9,360	2,042,165
AutoZone Inc.(b)	288	563,175
AvalonBay Communities Inc.	2,880	655,142
Avantor Inc.(b)	12,960	413,165
Avery Dennison Corp.	2,592	468,115
Baker Hughes Co.	60,048	1,862,689
Ball Corp.	7,056	572,665
Bank of America Corp.	128,304	4,577,887
Security	Shares	Value

United States (continued)
Bank of New York Mellon Corp. (The)	14,400	$605,664
Bath & Body Works Inc.	5,040	266,566
Baxter International Inc.	7,920	562,795
Becton Dickinson and Co.	5,040	1,245,838
Berkshire Hathaway Inc., Class B(b)	19,584	6,322,303
Best Buy Co. Inc.	4,032	362,598
Bill.com Holdings Inc.(b)(c)	1,440	245,822
Biogen Inc.(b)	2,880	597,427
BioMarin Pharmaceutical Inc.(b)	5,040	410,004
Bio-Rad Laboratories Inc., Class A(b)	576	294,947
Bio-Techne Corp.	864	328,052
BlackRock Inc.(f)	2,592	1,619,171
Blackstone Inc., NVS	12,960	1,316,347
Block Inc.(b)	9,332	928,907
Boeing Co. (The)(b)	10,656	1,586,039
Booking Holdings Inc.(b)	864	1,909,708
Booz Allen Hamilton Holding Corp.	4,608	376,151
BorgWarner Inc.	3,888	143,195
Boston Properties Inc.	3,312	389,491
Boston Scientific Corp.(b)	30,240	1,273,406
Bristol-Myers Squibb Co.	47,952	3,609,347
Broadcom Inc.	8,064	4,470,601
Broadridge Financial Solutions Inc.	1,440	207,547
Brown-Forman Corp., Class B, NVS	6,525	440,046
Burlington Stores Inc.(b)	1,584	322,439
Cadence Design Systems Inc.(b)	4,032	608,227
Caesars Entertainment Inc.(b)	4,032	267,241
Camden Property Trust	864	135,553
Capital One Financial Corp.	6,912	861,373
Cardinal Health Inc.	4,464	259,135
Carlyle Group Inc. (The)	10,944	397,158
CarMax Inc.(b)(c)	2,592	222,342
Carrier Global Corp.	17,598	673,475
Carvana Co., Class A(b)	1,584	91,809
Catalent Inc.(b)	3,168	286,894
Caterpillar Inc.	9,792	2,061,608
Cboe Global Markets Inc.	3,312	374,190
CBRE Group Inc., Class A(b)	7,920	657,677
CDW Corp./DE	2,880	469,958
Centene Corp.(b)	8,928	719,150
Ceridian HCM Holding Inc.(b)	3,168	177,820
Cerner Corp.	6,200	580,568
Charles River Laboratories International Inc.(b)	1,584	382,552
Charles Schwab Corp. (The)	24,624	1,633,310
Charter Communications Inc., Class A(b)	2,448	1,048,944
Cheniere Energy Inc.	14,832	2,014,334
Chipotle Mexican Grill Inc.(b)	576	838,431
Chubb Ltd.	7,344	1,516,169
Church & Dwight Co. Inc.	4,464	435,508
Cigna Corp.	6,192	1,528,062
Cincinnati Financial Corp.	3,888	476,902
Cintas Corp.	1,728	686,465
Cisco Systems Inc.	79,344	3,886,269
Citigroup Inc.	39,744	1,916,058
Citizens Financial Group Inc.	15,120	595,728
Citrix Systems Inc.	2,016	201,802
Clorox Co. (The)	1,728	247,916
Cloudflare Inc., Class A(b)	4,320	372,125
CME Group Inc.	6,336	1,389,738
Coca-Cola Co. (The)	82,944	5,359,012

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cognex Corp.	5,184	$350,594
Cognizant Technology Solutions Corp., Class A	11,088	897,019
Coinbase Global Inc., Class A(b)(c)	1,008	113,612
Colgate-Palmolive Co.	18,288	1,409,090
Comcast Corp., Class A	77,328	3,074,561
Consolidated Edison Inc.	4,896	454,055
Constellation Brands Inc., Class A	4,608	1,133,983
Cooper Companies Inc. (The)	432	155,969
Copart Inc.(b)	4,464	507,334
Corning Inc.	6,624	233,099
Corteva Inc.	12,240	706,126
CoStar Group Inc.(b)	8,208	522,193
Costco Wholesale Corp.	9,072	4,823,764
Crowdstrike Holdings Inc., Class A(b)	3,600	715,536
Crown Castle International Corp.	7,776	1,440,193
CSX Corp.	42,480	1,458,763
Cummins Inc.	1,296	245,190
CVS Health Corp.	23,472	2,256,363
Danaher Corp.	11,664	2,929,180
Darden Restaurants Inc.	2,592	341,444
Datadog Inc., Class A(b)	3,888	469,593
Deere & Co.	5,184	1,957,219
Dell Technologies Inc., Class C	8,352	392,628
DENTSPLY SIRONA Inc.	6,048	241,860
Dexcom Inc.(b)	1,872	764,862
Digital Realty Trust Inc.	3,744	547,073
Discover Financial Services	2,880	323,885
DocuSign Inc.(b)	3,312	268,272
Dollar General Corp.	2,880	684,086
Dollar Tree Inc.(b)	3,312	538,034
Domino’s Pizza Inc.	576	194,688
DoorDash Inc., Class A(b)	2,304	187,615
Dover Corp.	3,168	422,294
DR Horton Inc.	4,464	310,650
DraftKings Inc., Class A(b)	8,928	122,135
Duke Realty Corp.	6,768	370,548
DuPont de Nemours Inc.	6,192	408,239
Eaton Corp. PLC	7,200	1,044,144
eBay Inc.	11,808	613,071
Ecolab Inc.	7,632	1,292,403
Edison International	9,504	653,780
Edwards Lifesciences Corp.(b)	13,248	1,401,373
Elanco Animal Health Inc.(b)(c)	12,384	313,439
Electronic Arts Inc.	4,176	492,977
Eli Lilly & Co.	14,832	4,332,872
Emerson Electric Co.	12,240	1,103,803
Enphase Energy Inc.(b)	2,736	441,590
Entegris Inc.	2,448	272,683
EPAM Systems Inc.(b)(c)	864	228,951
Equifax Inc.	2,304	468,910
Equinix Inc.	1,584	1,139,023
Equitable Holdings Inc.	10,800	311,364
Equity Residential	8,784	715,896
Essential Utilities Inc.	31,824	1,424,442
Essex Property Trust Inc.	1,008	331,904
Estee Lauder Companies Inc. (The), Class A	5,328	1,406,912
Etsy Inc.(b)	2,448	228,129
Eversource Energy	24,768	2,164,723
Exact Sciences Corp.(b)(c)	3,600	198,180
Expedia Group Inc.(b)	3,168	553,608
Security	Shares	Value

United States (continued)
Expeditors International of Washington Inc.	4,176	$413,716
Extra Space Storage Inc.	2,160	410,400
F5 Inc.(b)	1,872	313,392
Fair Isaac Corp.(b)	144	53,785
Fastenal Co.	10,944	605,313
FedEx Corp.	1,584	314,804
Fidelity National Financial Inc.	6,480	258,034
Fidelity National Information Services Inc.	12,530	1,242,350
Fifth Third Bancorp.	16,272	610,688
First Republic Bank/CA	1,728	257,852
Fiserv Inc.(b)	12,114	1,186,203
FleetCor Technologies Inc.(b)	1,584	395,240
FMC Corp.	9,648	1,278,746
Ford Motor Co.	68,832	974,661
Fortinet Inc.(b)	2,880	832,349
Fortive Corp.	6,214	357,305
Fortune Brands Home & Security Inc.	4,752	338,580
Freeport-McMoRan Inc.	43,200	1,751,760
Garmin Ltd.	3,456	379,261
Gartner Inc.(b)	2,160	627,588
Generac Holdings Inc.(b)(c)	1,296	284,316
General Dynamics Corp.	4,464	1,055,870
General Electric Co	21,312	1,588,810
General Mills Inc.	10,368	733,329
General Motors Co.(b)	22,176	840,692
Genuine Parts Co.	3,456	449,453
Gilead Sciences Inc.	24,480	1,452,643
Global Payments Inc.	5,904	808,730
Goldman Sachs Group Inc. (The)	6,480	1,979,575
Halliburton Co.	126,432	4,503,508
Hartford Financial Services Group Inc. (The)	7,200	503,496
Hasbro Inc.	3,744	329,697
HCA Healthcare Inc.	4,608	988,646
Healthpeak Properties Inc.	6,958	228,292
HEICO Corp.(c)	1,440	203,371
Henry Schein Inc.(b)	6,624	537,206
Hershey Co. (The)	3,456	780,261
Hewlett Packard Enterprise Co.	41,760	643,522
Hilton Worldwide Holdings Inc.(b)	4,176	648,491
Hologic Inc.(b)	4,464	321,363
Home Depot Inc. (The)	18,576	5,580,230
Honeywell International Inc.	13,824	2,675,082
Host Hotels & Resorts Inc.	19,872	404,395
Howmet Aerospace Inc.	10,368	353,756
HP Inc.	27,216	996,922
HubSpot Inc.(b)	720	273,190
Humana Inc.	2,160	960,250
Huntington Bancshares Inc./OH	22,608	297,295
IDEX Corp.	1,586	301,055
IDEXX Laboratories Inc.(b)	1,440	619,891
Illinois Tool Works Inc.	8,064	1,589,495
Illumina Inc.(b)	2,880	854,352
Ingersoll Rand Inc.	6,667	293,081
Insulet Corp.(b)	1,152	275,316
Intel Corp.	76,608	3,339,343
Intercontinental Exchange Inc.	8,928	1,033,952
International Business Machines Corp.	20,016	2,646,315
International Flavors & Fragrances Inc.	7,920	960,696
Interpublic Group of Companies Inc. (The)	11,808	385,177
Intuit Inc.	4,752	1,989,900

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Intuitive Surgical Inc.(b)	6,912	$1,654,042
Invesco Ltd.	14,544	267,319
Invitation Homes Inc.	6,912	275,236
IQVIA Holdings Inc.(b)	4,464	973,107
Iron Mountain Inc.	8,352	448,753
Jack Henry & Associates Inc.	3,024	573,290
Jacobs Engineering Group Inc.	2,160	299,268
Jazz Pharmaceuticals PLC(b)	1,152	184,573
JM Smucker Co. (The)	2,304	315,487
Johnson & Johnson	49,248	8,887,294
Johnson Controls International PLC	19,008	1,138,009
JPMorgan Chase & Co.	49,968	5,964,181
Juniper Networks Inc.	15,696	494,738
Keurig Dr Pepper Inc.	21,600	807,840
KeyCorp.	29,088	561,689
Keysight Technologies Inc.(b)	2,160	302,983
Kinder Morgan Inc.	185,184	3,361,090
KKR & Co. Inc.	8,352	425,701
KLA Corp.	2,880	919,469
Kraft Heinz Co. (The)	20,160	859,421
L3Harris Technologies Inc.	3,069	712,806
Laboratory Corp. of America Holdings(b)	1,728	415,204
Lam Research Corp.	2,736	1,274,319
Las Vegas Sands Corp.(b)	8,496	301,013
Leidos Holdings Inc.	3,024	313,014
Lennar Corp., Class A	4,176	319,422
Lennox International Inc.	673	143,477
Liberty Broadband Corp., Class C, NVS(b)	2,304	257,633
Liberty Global PLC, Class C, NVS(b)	13,248	313,978
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	5,472	228,894
Lincoln National Corp.	6,048	363,787
Live Nation Entertainment Inc.(b)	3,456	362,465
LKQ Corp.	5,472	271,575
Lockheed Martin Corp.	4,608	1,991,209
Loews Corp.	14,544	913,945
Lowe’s Companies Inc.	12,384	2,448,688
Lucid Group Inc.(b)(c)	11,088	200,471
Lululemon Athletica Inc.(b)	2,160	766,001
Lyft Inc., Class A(b)(c)	7,632	248,803
M&T Bank Corp.	2,160	359,942
Markel Corp.(b)	144	194,872
MarketAxess Holdings Inc.	720	189,799
Marriott International Inc./MD, Class A(b)	3,168	562,383
Marsh & McLennan Companies Inc.	10,080	1,629,936
Martin Marietta Materials Inc.	1,728	612,092
Marvell Technology Inc.	16,704	970,168
Masco Corp.	7,200	379,368
Mastercard Inc., Class A	16,091	5,847,148
Match Group Inc.(b)	4,464	353,326
McCormick & Co. Inc./MD, NVS	6,336	637,212
McDonald’s Corp.	13,248	3,300,872
McKesson Corp.	2,880	891,677
Medical Properties Trust Inc.	10,800	198,612
Medtronic PLC	25,056	2,614,844
Merck & Co. Inc.	47,376	4,201,777
Meta Platforms Inc, Class A(b)	42,768	8,573,701
MetLife Inc.	19,440	1,276,819
Mettler-Toledo International Inc.(b)	432	551,893
MGM Resorts International	8,784	360,495
Microchip Technology Inc.	10,080	657,216
Security	Shares	Value

United States (continued)
Micron Technology Inc.	18,864	$1,286,336
Microsoft Corp.	127,008	35,247,260
Moderna Inc.(b)	6,480	870,977
Molina Healthcare Inc.(b)	1,162	364,229
Mondelez International Inc., Class A	31,680	2,042,726
MongoDB Inc., Class A(b)	1,008	357,769
Monolithic Power Systems Inc.	1,008	395,378
Monster Beverage Corp.(b)	10,656	913,006
Moody’s Corp.	2,592	820,316
Morgan Stanley	25,776	2,077,288
Motorola Solutions Inc.	3,168	676,970
MSCI Inc.	1,296	545,940
NetApp Inc.	5,328	390,276
Netflix Inc.(b)	8,064	1,535,063
Newell Brands Inc.	12,960	300,024
Newmont Corp.	15,840	1,153,944
NextEra Energy Inc.	20,304	1,441,990
Nike Inc., Class B	22,752	2,837,174
Norfolk Southern Corp.	4,032	1,039,772
Northern Trust Corp.	2,736	281,945
Northrop Grumman Corp.	2,736	1,202,198
NortonLifeLock Inc.	11,808	295,672
Novavax Inc.(b)	1,728	77,881
Novocure Ltd.(b)(c)	2,016	154,385
NVIDIA Corp.	45,072	8,359,504
Okta Inc.(b)	2,304	274,890
Old Dominion Freight Line Inc.	2,448	685,734
Omnicom Group Inc.	3,024	230,217
ONEOK Inc.	19,584	1,240,255
Oracle Corp.	31,392	2,304,173
O’Reilly Automotive Inc.(b)	1,152	698,746
Otis Worldwide Corp.	7,776	566,404
PACCAR Inc.	4,464	370,735
Palantir Technologies Inc., Class A(b)(c)	31,968	332,467
Palo Alto Networks Inc.(b)(c)	1,728	969,892
Paramount Global, Class B, NVS	10,080	293,530
Parker-Hannifin Corp.	2,592	701,965
Paychex Inc.	7,200	912,456
Paycom Software Inc.(b)	864	243,190
PayPal Holdings Inc.(b)	19,584	1,722,021
Peloton Interactive Inc., Class A(b)	6,768	118,846
Pentair PLC	3,915	198,686
PepsiCo Inc.	26,208	4,500,176
PerkinElmer Inc.	2,304	337,789
Pfizer Inc.	105,224	5,163,342
Philip Morris International Inc.	33,408	3,340,800
Pinterest Inc., Class A(b)	9,936	203,887
Pioneer Natural Resources Co.	13,536	3,146,714
Plug Power Inc.(b)	11,808	248,204
PNC Financial Services Group Inc. (The)	8,640	1,435,104
Pool Corp.	1,008	408,462
PPG Industries Inc.	8,064	1,032,111
Principal Financial Group Inc.	6,624	451,359
Procter & Gamble Co. (The)	46,224	7,421,263
Progressive Corp. (The)	9,360	1,004,890
Prologis Inc.	14,112	2,262,013
Prudential Financial Inc.	12,816	1,390,664
PTC Inc.(b)	3,888	444,049
Public Storage	2,736	1,016,424
QUALCOMM Inc.	21,312	2,977,073

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Quest Diagnostics Inc.	2,016	$269,821
Raytheon Technologies Corp.	30,391	2,884,410
Realty Income Corp.	7,947	551,204
Regency Centers Corp.	3,456	237,876
Regeneron Pharmaceuticals Inc.(b)	1,728	1,138,942
Regions Financial Corp.	29,088	602,703
ResMed Inc.	2,592	518,322
RingCentral Inc., Class A(b)	1,440	122,184
Robert Half International Inc.	3,168	311,446
Rockwell Automation Inc.	2,016	509,383
Roku Inc.(b)(c)	2,160	200,664
Roper Technologies Inc.	2,160	1,015,027
Ross Stores Inc.	6,768	675,243
S&P Global Inc.	6,755	2,543,258
salesforce.com Inc.(b)	17,568	3,090,914
SBA Communications Corp.	2,016	699,774
Schlumberger NV	75,456	2,943,539
Seagen Inc.(b)	2,448	320,713
Sempra Energy	6,768	1,092,085
Sensata Technologies Holding PLC(b)	6,480	294,257
ServiceNow Inc.(b)	3,456	1,652,314
Sherwin-Williams Co. (The)	5,904	1,623,364
Signature Bank/New York NY	1,296	313,956
Simon Property Group Inc.	7,776	917,568
Skyworks Solutions Inc.	2,304	261,043
Snap Inc., Class A, NVS(b)	20,448	581,950
Snap-on Inc.	2,160	458,978
Snowflake Inc., Class A(b)	4,176	715,933
SoFi Technologies Inc.(b)(c)	14,256	87,247
SolarEdge Technologies Inc.(b)	1,008	252,413
Splunk Inc.(b)	2,448	298,705
SS&C Technologies Holdings Inc.	4,464	288,642
Stanley Black & Decker Inc.	3,456	415,238
Starbucks Corp.	23,472	1,751,950
State Street Corp.	7,255	485,867
Stryker Corp.	6,480	1,563,365
Sun Communities Inc.	1,440	252,821
Sunrun Inc.(b)(c)	6,048	120,839
SVB Financial Group(b)	1,152	561,761
Synchrony Financial	9,792	360,444
Synopsys Inc.(b)	2,016	578,169
Sysco Corp.	11,664	997,039
T Rowe Price Group Inc.	3,456	425,226
Take-Two Interactive Software Inc.(b)	1,728	206,513
Target Corp.	8,640	1,975,536
Teladoc Health Inc.(b)(c)	2,880	97,229
Teledyne Technologies Inc.(b)	864	372,859
Teleflex Inc.	720	205,646
Teradyne Inc.	3,456	364,470
Tesla Inc.(b)	15,264	13,291,281
Texas Instruments Inc.	16,560	2,819,340
Textron Inc.	4,176	289,188
Thermo Fisher Scientific Inc.	7,200	3,981,024
TJX Companies Inc. (The)	23,616	1,447,189
T-Mobile U.S. Inc.(b)	12,096	1,489,501
Tractor Supply Co.	1,296	261,079
Trade Desk Inc. (The), Class A(b)	8,064	475,131
Tradeweb Markets Inc., Class A	2,592	184,524
TransDigm Group Inc.(b)	1,008	599,569
TransUnion	3,744	327,675
Security	Shares	Value

United States (continued)
Travelers Companies Inc. (The)	2,880	$492,653
Trimble Inc.(b)	6,336	422,611
Truist Financial Corp.	26,928	1,301,969
Twilio Inc., Class A(b)	2,736	305,940
Twitter Inc.(b)	14,112	691,770
Tyler Technologies Inc.(b)	1,008	397,868
U.S. Bancorp.	25,488	1,237,697
Uber Technologies Inc.(b)	28,656	902,091
UDR Inc.	3,936	209,435
Ulta Beauty, Inc.(b)	1,152	457,114
Union Pacific Corp.	11,664	2,732,759
United Parcel Service Inc., Class B	12,384	2,228,872
United Rentals Inc.(b)	2,016	638,104
UnitedHealth Group Inc.	16,416	8,348,357
Vail Resorts Inc.	864	219,594
Veeva Systems Inc., Class A(b)	2,736	497,815
Ventas Inc.	7,344	407,959
Verisk Analytics Inc.	2,880	587,664
Verizon Communications Inc.	76,464	3,540,283
Vertex Pharmaceuticals Inc.(b)	4,464	1,219,654
VF Corp.	6,624	344,448
Viatris Inc.	21,312	220,153
VICI Properties Inc.	10,800	321,948
Visa Inc., Class A	30,528	6,506,433
VMware Inc., Class A	4,176	451,175
Vornado Realty Trust	7,937	307,241
Vulcan Materials Co.	3,888	669,864
Walgreens Boots Alliance Inc.	19,440	824,256
Walmart Inc.	27,504	4,207,837
Walt Disney Co. (The)(b)	32,256	3,600,737
Warner Bros. Discovery Inc.(b)	33,024	599,386
Waters Corp.(b)	1,440	436,349
Wayfair Inc., Class A(b)(c)	1,440	110,794
Wells Fargo & Co.	75,888	3,310,993
Welltower Inc.	10,080	915,365
West Pharmaceutical Services Inc.	1,008	317,581
Western Digital Corp.(b)	5,904	313,325
Western Union Co. (The)	30,960	518,890
Westinghouse Air Brake Technologies Corp.	5,904	530,829
Weyerhaeuser Co.	15,264	629,182
Williams Companies Inc. (The)	43,344	1,486,266
Willis Towers Watson PLC	2,180	468,395
Workday Inc., Class A(b)	3,168	654,826
WW Grainger Inc.	864	432,026
Wynn Resorts Ltd.(b)	4,176	294,325
Xylem Inc./NY	4,752	382,536
Yum! Brands Inc.	5,904	690,827
Zebra Technologies Corp., Class A(b)	1,152	425,848
Zillow Group Inc., Class C, NVS(b)(c)	6,768	269,502
Zimmer Biomet Holdings Inc.	5,040	608,580
Zoetis Inc.	9,648	1,710,108
Zoom Video Communications Inc., Class A(b)	4,032	401,466
ZoomInfo Technologies Inc.(b)	4,896	232,070
Zscaler Inc.(b)	1,296	262,751
		643,540,398

Total Common Stocks — 99.1%
(Cost: $1,015,484,974)		1,073,176,606

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 0.0%
Banco Bradesco SA, Preference Shares, NVS	72,093	$262,185
Itau Unibanco Holding SA, Preference Shares, NVS	36,342	175,464
		437,649
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	10,368	769,612

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	35,712	346,473

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	8,784	564,032
Sartorius AG, Preference Shares, NVS	864	323,939
Volkswagen AG, Preference Shares, NVS	5,616	869,730
		1,757,701
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	14,400	675,124

Total Preferred Stocks — 0.4%
(Cost: $4,181,714)		3,986,559

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	5,796,132	5,796,133

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	1,230,000	$1,230,000
		7,026,133

Total Short-Term Investments — 0.7%
(Cost: $7,024,084)		7,026,133

Total Investments in Securities — 100.2%
(Cost: $1,026,690,772)		1,084,189,298

Other Assets, Less Liabilities — (0.2)%		(1,745,551)

Net Assets — 100.0%		$1,082,443,747

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,226,983	$1,572,987	(a)	$—		$(4,271)	$434	$5,796,133	5,796,132	$18,425	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,380,000	—		(150,000	)(a)	—	—	1,230,000	1,230,000	698		—
BlackRock Inc.	1,525,352	937,257		(142,411)		69,655	(770,682)	1,619,171	2,592	33,451		—
						$65,384	$(770,248)	$8,645,304		$52,574		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	10	06/17/22	$998	$(47,484)

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
April 30, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	10	06/17/22	$529	$(20,515)
S&P 500 E-Mini Index	12	06/17/22	2,477	(132,616)
				$(200,615)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$711,784,019	$361,312,686	$79,901	$1,073,176,606
Preferred Stocks	1,553,734	2,432,825	—	3,986,559
Money Market Funds	7,026,133	—	—	7,026,133
	$720,363,886	$363,745,511	$79,901	$1,084,189,298
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(200,615)	$—	$—	$(200,615)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares